Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Recurring fair value measurements
£ in Millions
	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Private equity including strategic investments | Minimum | Current Value/Cost | Price - Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
Private equity including strategic investments | Maximum | Current Value/Cost | Price - Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	9	9
– equity-linked notes (one) | Minimum | Equity volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.09
– equity-linked notes (one) | Maximum | Equity volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.57	0.49
– equity-linked notes (two) | Minimum | Equity correlation | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.21	0.15
– equity-linked notes (two) | Maximum | Equity correlation | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1	1
– FX-linked notes | Minimum | FX volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.03
– FX-linked notes | Maximum | FX volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.11	0.17
– securitisation swaps | Minimum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05
– securitisation swaps | Maximum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.10
– long-dated swaptions | Minimum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.09	0.09
– long-dated swaptions | Maximum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.21	0.21
– FX options | Minimum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01
– FX options | Maximum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.18	0.26
– long-dated single stock options | Minimum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.07	0.07
– long-dated single stock options | Maximum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.19	0.66
– total return swaps | Minimum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	73	0
– total return swaps | Maximum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	106	104
– bonds | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– bonds | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	106	105
– repurchase agreements | Minimum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– repurchase agreements | Maximum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03	0.26
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 6,091	£ 7,613
Financial liabilities	5,847	5,941
Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	750
Financial liabilities	814
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	403
Financial liabilities	360
Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	919
Financial liabilities	1,128
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	180
Financial liabilities	470
Level 3 | Other risk
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17
Financial liabilities	3
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,036	2,958
Level 3 | – equity-linked notes (one)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,582
Level 3 | – equity-linked notes (two)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities
Level 3 | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	49
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	405
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,775
Level 3 | – securitisation swaps | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	237
Level 3 | – long-dated swaptions | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	66
Level 3 | – other | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	511
Level 3 | – other | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	136
Level 3 | – other | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	795
Level 3 | – other | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	85
Level 3 | – FX options | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	224
Level 3 | – long-dated single stock options | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	333
Level 3 | – total return swaps | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	385
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	35	£ 627
Level 3 | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – loans & deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 7
Private equity including strategic investments | Minimum | Current Value/Cost | Price - Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Private equity including strategic investments | Maximum | Current Value/Cost | Price - Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	9	9
Private equity including strategic investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 1,206	£ 1,178
Asset-backed securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 169	£ 213
CLO/CDO | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
CLO/CDO | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	100	97
CLO/CDO | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 70
– other ABSs | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– other ABSs | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	255	248
– other ABSs | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 99
Structured notes | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	£ 0
– equity-linked notes (one) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
– equity-linked notes (two) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets
– FX-linked notes | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
– other | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 2,269
– securitisation swaps | Minimum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
– securitisation swaps | Maximum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.10
– securitisation swaps | Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 104
– long-dated swaptions | Minimum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.09	0.09
– long-dated swaptions | Maximum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.21	0.21
– long-dated swaptions | Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 65
– other | Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	581
– other | Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	145
– other | Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	613
– other | Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 25
– FX options | Minimum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
– FX options | Maximum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.18	0.26
– FX options | Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 258
– long-dated single stock options | Minimum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.07	0.07
– long-dated single stock options | Maximum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.19	0.66
– long-dated single stock options | Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 306
– total return swaps | Minimum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	73	0
– total return swaps | Maximum | Price | Market proxy | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	106	104
– total return swaps | Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 155
Other portfolios: | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 2,447
– bonds | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– bonds | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	106	105
– bonds | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 1,544
– repurchase agreements | Minimum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– repurchase agreements | Maximum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.03	0.26
– repurchase agreements | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 263
– loans & deposit | Minimum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0
– loans & deposit | Maximum | Price | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	102
– loans & deposit | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 501
– other | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 139